Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets) (Details) € in Thousands, $ in Thousands	6 Months Ended					12 Months Ended
	Jun. 30, 2023 EUR (€)		Jun. 30, 2023 USD ($) [1]	Jun. 30, 2022 EUR (€)		Dec. 31, 2022 EUR (€)
Statement [Line Items]
Revenues	€ 25,458		$ 27,649	€ 29,196		€ 53,360
Operating expenses	(12,028)		(13,063)	(13,132)		(24,089)
Depreciation expenses	(8,064)		(8,758)	(7,978)		(16,092)
Gross profit (loss)	5,366		5,828	8,086		13,179
Adjusted gross profit (loss)	5,366			8,086		13,179
Project development costs	(2,192)		(2,381)	(1,554)		(3,784)
General and administrative expenses	(2,911)		(3,162)	(3,297)		(5,892)
Share of profits (losses) of equity accounted investee	1,541		1,674	(602)		1,206
Operating profit (Loss)	1,804		1,959	2,633		4,709
Financing income	9,021		9,798	4,439		9,565
Financing income (expenses) in connection with derivatives and warrants, net	(476)			338		(605)
Financing expenses	(6,989)		(7,590)	(6,958)		(12,636)
Income before taxes on Income	3,360		3,650	452		2,243
Segment assets	604,603		$ 656,648	574,336		576,157
ITALY
Statement [Line Items]
Revenues	0			0		0
Operating expenses	0			0		0
Depreciation expenses	(1)			0		0
Gross profit (loss)	(1)			0		0
Adjusted gross profit (loss)	(1)			0		0
Segment assets	33,932			7,273		22,608
Spain [Member]
Statement [Line Items]
Revenues	1,463			2,081		3,264
Operating expenses	(264)			(100)		(322)
Depreciation expenses	(458)			(452)		(908)
Gross profit (loss)	741			1,529		2,034
Adjusted gross profit (loss)	741			1,529		2,034
Segment assets	13,806			15,376		14,577
Ellomay Solar [Member]
Statement [Line Items]
Revenues	2,080			327		3,597
Operating expenses	(882)			(191)		(1,399)
Depreciation expenses	(469)			0		(427)
Gross profit (loss)	729			136		1,771
Adjusted gross profit (loss)	729			136		1,771
Segment assets	19,635			21,684		20,090
Talasol [Member]
Statement [Line Items]
Revenues	12,666			20,402		32,740
Operating expenses	(3,125)			(7,088)		(8,764)
Depreciation expenses	(5,684)			(5,655)		(11,400)
Gross profit (loss)	3,857			7,659		12,576
Adjusted gross profit (loss)	3,857			7,659		12,576
Segment assets	230,428			267,090		244,584
USA [Member]
Statement [Line Items]
Revenues	0
Operating expenses	0
Depreciation expenses	0
Gross profit (loss)	0
Adjusted gross profit (loss)	0
Segment assets	1,091
ISRAEL
Statement [Line Items]
Revenues	459	[2]		556	[3]	1,119	[4]
Operating expenses	(183)	[2]		(214)	[3]	(418)	[4]
Depreciation expenses	(236)	[2]		(254)	[3]	(512)	[4]
Gross profit (loss)	40	[2]		88	[3]	189	[4]
Adjusted gross profit (loss)	678	[2]		764	[3]	1,565	[4]
Segment assets	31,635	[2]		36,404	[3]	34,750	[4]
Bio Gas [Member]
Statement [Line Items]
Revenues	8,790			5,830		12,640
Operating expenses	(7,574)			(5,539)		(13,186)
Depreciation expenses	(1,204)			(1,607)		(2,824)
Gross profit (loss)	12			(1,316)		(3,370)
Adjusted gross profit (loss)	12			(1,316)		(3,370)
Segment assets	31,910			31,661		32,002
Dorad [Member]
Statement [Line Items]
Revenues	30,305			26,756		62,813
Operating expenses	(22,588)			(20,769)		(47,442)
Depreciation expenses	(2,871)			(3,240)		(6,339)
Gross profit (loss)	4,846			2,747		9,032
Adjusted gross profit (loss)	4,846			2,747		9,032
Segment assets	99,033			108,718		107,079
Manara [Member]
Statement [Line Items]
Revenues	0			0		0
Operating expenses	0			0		0
Depreciation expenses	0			0		0
Gross profit (loss)	0			0		0
Adjusted gross profit (loss)	0			0		0
Segment assets	155,245			120,906		137,432
Total reportable segments [Member]
Statement [Line Items]
Revenues	55,763			55,952		116,173
Operating expenses	(34,616)			(33,901)		(71,531)
Depreciation expenses	(10,923)			(11,208)		(22,410)
Gross profit (loss)	10,224			10,843		22,232
Adjusted gross profit (loss)	10,862			11,519		23,608
Segment assets	616,715			609,112		613,122
Reconciliations [Member]
Statement [Line Items]
Revenues	(30,305)			(26,756)		(62,813)
Operating expenses	22,588			20,769		47,442
Depreciation expenses	2,859			3,230		6,318
Gross profit (loss)	(4,858)			(2,757)		(9,053)
Adjusted gross profit (loss)	(5,496)			(3,433)		(10,429)
Segment assets	€ (12,112)			€ (34,776)		€ (36,965)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)
[2]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €2,032 thousand) and depreciation expenses (approximately €935 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[3]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €2,246 thousand) and depreciation expenses (approximately €1,014 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[4]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,427 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.